Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial results, net
Interest income	$ 31,329	$ 27,205	$ 39,229
Foreign exchange income	5,975	46,167	23,112
Other financial income	14,585	2,909	214
Financial income	51,889	76,281	62,555
Interest expense	(92,687)	(96,301)	(115,223)
Foreign exchange loss	(43,365)	(137,601)	(82,333)
Changes in liability for Brazil concessions (Note 23)	(88,488)	(86,331)	(98,122)
Other financial loss	(8,981)	(10,914)	(6,369)
Financial loss	(233,521)	(331,147)	(302,047)
Inflation adjustment	(25,391)	(36,460)	0
Financial results, net	(207,023)	$ (291,326)	$ (239,492)
Leases, Financial Cost	$ 101